Financial and other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
Non-current financial assets, equity securities	$ 724	$ 746
Non-current financial asstets debt securities	67	53
Non-current financial assets, fund investments	202	210
Non-current financial assets, total financial investments	993	1,009
Long term receivables from finance subleases	52	54
Other long-term receivables	403	179
Contingent consideration receivables	758	671
Long-term loans, advances and security deposits	142	102
Total financial assets	$ 2,348	$ 2,015